Risk Management Activities, Derivatives and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Contracts and Interest Rate Swaps
As of December 31, 2016, we had net purchases and sales of derivative contracts outstanding in the following quantities:

Contract Type	Quantity	Unit of Measure	Fair Value (1)
(dollars and quantities in millions)	Purchases (Sales)		Asset (Liability)
Commodity contracts:
Electricity derivatives (2)	(69)	MWh	$(115)
Electricity basis derivatives (3)	(21)	MWh	$(4)
Natural gas derivatives (2)	423	MMBtu	$123
Natural gas basis derivatives	61	MMBtu	$(12)
Emissions derivatives	8	Metric Ton	$(10)
Interest rate swaps	769	U.S. Dollar	$(30)
Common stock warrants (4)	16	Warrant	$(1)
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(1)	Includes both asset and liability risk management positions, but excludes margin and collateral netting of $54 million.

(2)	Mainly comprised of swaps, options and physical forwards.

(3)	Comprised of FTRs and swaps.

(4)	Each warrant is convertible into one share of Dynegy common stock.
The following table summarizes our cash collateral posted as of December 31, 2016 and 2015, within Prepayments and other current assets in our consolidated balance sheets, and the amount applied against short-term risk management activities:

Location on Balance Sheet	December 31, 2016	December 31, 2015
(amounts in millions)
Gross collateral posted with counterparties	$116	$162
Less: Collateral netted against risk management liabilities	54	106
Net collateral within Prepayments and other current assets	$62	$56

Schedule of Derivative Instruments in the Balance Sheet, Fair Value
    The following tables present the fair value and balance sheet classification of derivatives in our consolidated balance sheets as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, there were no gross amounts available to be offset that were not offset in our consolidated balance sheets.

		December 31, 2016
			Gross amounts offset in the balance sheet
Contract Type	Balance Sheet Location	Gross Fair Value	Contract Netting	Collateral or Margin Received or Paid	Net Fair Value
(amounts in millions)
Derivative assets:
Commodity contracts	Assets from risk management activities	$311	$(165)	$	$146
Total derivative assets		$311	$(165)	$—	$146

Derivative liabilities:
Commodity contracts	Liabilities from risk management activities	$(329)	$165	$54	$(110)
Interest rate contracts	Liabilities from risk management activities	(30)	—	—	(30)
Common stock warrants	Accrued liabilities and other current liabilities	(1)	—	—	(1)
Total derivative liabilities		$(360)	$165	$54	$(141)
Total derivatives		$(49)	$	$54	$5

		December 31, 2015
			Gross amounts offset in the balance sheet
Contract Type	Balance Sheet Location	Gross Fair Value	Contract Netting	Collateral or Margin Received or Paid	Net Fair Value
(amounts in millions)
Derivative assets:
Commodity contracts	Assets from risk management activities	$403	$(285)	$	$118
Total derivative assets		$403	$(285)	$—	$118

Derivative liabilities:
Commodity contracts	Liabilities from risk management activities	$(557)	$285	$106	$(166)
Interest rate contracts	Liabilities from risk management activities	(42)	—	—	(42)
Common stock warrants	Other long-term liabilities	(7)	—	—	(7)
Total derivative liabilities		$(606)	$285	$106	$(215)
Total derivatives		$(203)	$	$106	$(97)

Schedule of Derivative Instruments, Gain (Loss) in the Statement of Operations
Our consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 include the impact of derivative financial instruments as presented below.

Derivatives Not Designated as Hedges	Location of Gain (Loss) Recognized in Income on Derivatives	Year Ended December 31,
		2016	2015	2014
(amounts in millions)
Commodity contracts	Revenues	$270	$194	$(183)
Interest rate contracts	Interest expense	$(5)	$(15)	$(15)
Common stock warrants	Other income and (expense), net	$6	$54	$(40)